Contingencies (Details Narrative)	Oct. 12, 2021 CAD ($)	May 02, 2020 CAD ($)	Nov. 07, 2019 USD ($)
Contingencies (Note 12)
Payment for settlement	$ 40,000	$ 266,000	$ 1,600,000
Contribution to settlement fund			$ 400,000
Payment for settlement from insurance coverage	$ 226,000